Borrowings (Details Narrative) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member]			12 Months Ended
	Jun. 15, 2020 USD ($)	Jun. 15, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 02, 2017 CNY (¥)	Sep. 02, 2016 CNY (¥)
Interest expense			$ 16,884	$ 741,936
Sichuan Renshou Shigao Tianfu Investment Co., Ltd. [Member]
Annual interest rate						8.20%
Sichuan Wetouch Technology Co., Ltd [Member]
Annual interest rate					8.20%
Repayment of short term bank loans	$ 430,923
Interest expense			12,707	24,433
Sichuan Wetouch Technology Co., Ltd [Member] | RMB [Member]
Repayment of short term bank loans | ¥		¥ 3,000,000
Sichuan Wetouch Technology Co., Ltd [Member] | Six-Month Loan [Member]
Borrowings			143,641	145,444
Sichuan Wetouch Technology Co., Ltd [Member] | Six-Month Loan [Member] | RMB [Member]
Borrowings | ¥						¥ 1,000,000
Sichuan Wetouch Technology Co., Ltd [Member] | Six-Month Loan One [Member]
Borrowings			$ 287,282	$ 290,888
Sichuan Wetouch Technology Co., Ltd [Member] | Six-Month Loan One [Member] | RMB [Member]
Borrowings | ¥					¥ 2,000,000